American Fidelity  Assurance Company and American Fidelity Separate Account
A (File no. 811-01764) hereby incorporate by reference the annual report for the underlying fund named below for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act").

          Filer/Entity:         American Fidelity Dual Strategy Fund, Inc.
          File #:               811-08873
          CIK #:                0001061130
          Accession #:          0000909334-03-000057
          Date of Filing:       3/7/03

     This annual report is for the period ended December 31, 2002 and has been transmitted to contract holders in accordance with Rule 30e-2 under the Act.

     Any questions regarding this filing may be directed to Patricia H. Rigler at (405) 523-5483.